RELATED PARTY TRANSACTIONS - Additional Information (Details) - Galata Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2022	Mar. 18, 2021
RELATED PARTY TRANSACTIONS
Due to related parties		$ 8,640
Aggregate principal amount			$ 49,500,000
Related Party [Member]
RELATED PARTY TRANSACTIONS
Related party expenses outstanding	$ 0	8,640
Promissory note related party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 250,000
Promissory note outstanding	0	0
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant	$ 1,500,000
Price of warrants	$ 1.00
Proceeds held in trust account used to repay working capital loans	$ 0
Related Party Loans | Working capital loans warrant | Related Party [Member]
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note	$ 0	$ 0